Receivables and Inventories Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Domestic crude oil and refined products	$ 2,219	$ 1,930	$ 1,847
Foreign subsidiary crude oil	134	351	523
Materials and supplies		120	117
Oxygenates and by-products		36	63
Merchandise		2	15
Other inventories	179	158
Total Inventories	$ 2,532	$ 2,439	$ 2,565